Inventories - Inventories, Net of Allowance for Obsolete and Slow-Moving Goods (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes Of Inventories [Abstract]
Raw materials	€ 58,484	€ 41,889
Semifinished products	29,878	46,479
Finished products	64,252	55,394
Advances to suppliers	9,554	7,920
Provision from slow moving and obsolescence	(13,251)	(12,309)	€ (13,252)
Total inventories	€ 148,917	€ 139,373